DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of unrealized gain/loss on future contracts

	As of December 31,
	2022	2023
Current Asset	US$’000	US$’000
Unrealized gain on commodity future contracts	–	–
Current Liability
Unrealized loss on commodity future contracts	218	–

Schedule of derivative instruments on statements of income

	Years ended December 31,
	2021	2022	2023
	US$’000	US$’000	US$’000
Income statement classification
Cost of revenues	851	(55)	831